Cover	Apr. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2022
Entity Registrant Name	Icon Media Holdings, Inc.
Entity Central Index Key	0001115911
Entity Tax Identification Number	88-0404114
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	187 E WARM SPRINGS ROAD
Entity Address, Address Line Two	SUITE B
Entity Address, City or Town	LAS VEGAS
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(424)
Local Phone Number	358-1046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false